UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

          Report for the Calendar Year or Quarter Ended:  March 31, 2001



                          PAR Capital Management Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

 One Financial Center, Suite 1600       Boston              MA             02111
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 028-06766
                -----------

---------------------------------- ATTENTION -----------------------------------
           INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE
     FEDERAL CRIMINAL VIOLATIONS. SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 15th day of May, 2001.


Frederick S. Downs Jr., Vice President              (617) 526-8990
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                             PAR Capital Management Inc.
                                     -------------------------------------------
                                      (Name of Institutional Investment Manager

                                       /s/Frederick S. Downs Jr.
                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                                to Submit This Report)
Report Type:

[X]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


REPORT SUMMARY:



List of Other Included Managers:    None
                                ------------

Number of Other Included Managers:   None
                                  -----------

Form 13F Information Table Entry Total:  84
                                       --------

Form 13F Information Table Value Total: $523,668,873
                                       ----------------
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

                                    FORM 13F

                                INFORMATION TABLE


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ITEM 1                                ITEM 2       ITEM 3      ITEM 4     ITEM 5         ITEM 6            ITEM 7       ITEM 8
                                                                FAIR               INVESTMENT DISCRETION           VOTING AUTHORITY
                                      TITLE                    MARKET   SHARES OF                  SHARED
NAME OF ISSUER                         OF          CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED NONE
                                      CLASS       NUMBER      (x$1000)    AMOUNT   (A)     (B)      (C)    GERS   (A)     (B)    (C)
------------------------------------------------------------------------------------------------------------------------------------
Airtran Holdings                      Common     00949P108    1568000    200000     X                             200000
Alaska Air Group Inc.                 Common     011659109    5268500    205000     X                             205000
Ameristar Casinos Inc.                Common     03070Q101    3147047    483000     X                             483000
Ameritrade Holding Corporation    Class A Common 03072H109    5300791   1003700     X                            1003700
Amtran Inc.                           Common     03234G106    4569950    474800     X                             474800
Argosy Gaming Corporation             Common     040228108    8091000    310000     X                             310000
Boyd Gaming Corporation               Common     103304101     475844    141200     X                             141200
Casino Data Systems                   Common     147583108    1053750    120000     X                             120000
Catalina Marketing Corporation        Common     148867104   14656500    450000     X                             450000
Celgene Corporation                   Common     151020104    1250000     50000     X                              50000
Cerner Corporation                    Common     156782104    5137500    150000     X                             150000
Crossman Communities Inc.             Common     22764E109    2919000    112000     X                             112000
Dover Downs Entertainment             Common     260086103    9010000    720800     X                             720800
Earthlink Network Inc.                Common     270321102     448625     37000     X                              37000
Edgar Online Inc.                     Common     279765101    1214200    934000     X                             934000
Echostar Communications           Class A Common 278762109   13843750    500000     X                             500000
ELITE Information Group Inc. Co.      Common     28659M106    6025231   1220300     X                            1220300
Employee Solutions Inc.               Common     292166105        350     70000     X                              70000
Entravision Communications Corp.  Class A Common 29382R107    2227500    225000     X                             225000
Etoys, Inc.                           Common     297862104       6932    351900     X                             351900
Expedia Inc.                      Class A Common 302125109    6179869    473100     X                             473100
4 Kids Entertainment Inc.             Common     350865101    2091712    185600     X                             185600
Friedman Billings Ramsey Group    Class A Common 358433100    1057640    193000     X                             193000
Fusion Medical Technologies Inc.      Common     361128101     296456     97800     X                              97800
Galileo International Inc.            Common     363547100    6570000    300000     X                             300000
Gemstar TV Guide International Inc.   Common     36866W106    2363250     82200     X                              82200
General Motors Corporation        Class H Common 370442832    8287500    425000     X                             425000
Giga-Tronics Inc.                     Common     375175106     113125     18100     X                              18100
Glenayre Technologies Inc.            Common     377899109     125494     58200     X                              58200
Global Technovations Inc.             Common     37939M109     125985    340500     X                             340500
GTECH Holdings Corporation            Common     400518106   12671250    465000     X                             465000
Harrahs Entertainment Inc.            Common     413619107   17658000    600000     X                             600000
Healthcare Recoveries Inc.            Common     42220K101    5369513   1301700     X                            1301700
Hilton Hotels Corporation             Common     432848109    7315000    700000     X                             700000
Hollywood Casino Corporation      Class A Common 436132203    6412500    712500     X                             712500
Hollywood Entertainment Corp.         Common     436141105   12508563   5718200     X                            5718200
Hotel Reservation Network Inc.    Class A Common 441451101    9167000    356000     X                             356000
Hub Group Inc.                    Class A Common 443320106     162509     16100     X                              16100
ICN Pharmaceuticals Inc.              Common     448924100    5086000    200000     X                             200000
Imagyn Medical Technologies Inc.      Common     45244E100       1958     78333     X                              78333
Internap Networks Services Corp.      Common     45884A102     143375     74000     X                              74000
Interwave Communications Intl Ltd     Common     010751900     114469     99000     X                              99000
Kana Communications Inc.              Common     483600102     166625     86000     X                              86000
Kforce.Comm Inc.                      Common     493732101     409063     77000     X                              77000
Lodgenet Entertainment Corporation    Common     540211109   18427500   1260000     X                            1260000
Learn2.com Inc.                       Common     522002104       7109     32500     X                              32500
Liberate Technologies                 Common     530129105     374063     45000     X                              45000
Mesaba Holdings Inc.                  Common     59066B102   16232488   1459100     X                            1459100
Metro-Goldwyn-Mayer Inc.              Common     591610100     857000     50000     X                              50000
Mid Atlantic Medical Services, Inc.   Common     59523C107   16361800    806000     X                             806000
Morton Industrial Group Inc.          Common     619328107     412500    220000     X                             220000
MP3.com Inc.                          Common     62473M109     670469    306500     X                             306500
Navigant International Inc.           Common     63935R108     352788     33800     X                              33800
OpenTV Corporation                Class A Common G6754310      641250     67500     X                              67500
Pacific Health Systems                Common     695112102   33732988   1356100     X                            1356100
Peets Coffee & Tea Inc.               Common     705560100     995106    140900     X                             140900
Pegasus Communications Corp.      Class A Common 705904100   41400000   1800000     X                            1800000
Pegasus Solutions Inc.                Common     705906105    1199672    134700     X                             134700
Penn National Gaming Inc.             Common     707569109    9136250    730900     X                             730900
Per-Se Technologies                   Common     713569309    5814703    984500     X                             984500
Pharmacyclics Inc.                    Common     716933106     562500     25000     X                              25000
Phoenix Healthcare Corporation        Common     719072100       3889     91500     X                              91500
Physician Computer Network            Common     71940K109        879    251000     X                             251000
Pixar                                 Common     725811103    8304038    270050     X                             270050
Priceline.com                         Common     741503106    6460955   2552476     X                            2552476
Puradyn Filter Technologies Inc.      Common     746091107     437500    100000     X                             100000
Radio One Inc.                    Class D Common 75040P405    6726563    437500     X                             437500
Recoton Corporation                   Common     756268108    3722488    308600     X                             308600
Resortquest International Inc.        Common     761183102   15903000   1860000     X                            1860000
S1 Corporation                        Common     78463B101     337125     46500     X                              46500
Sabre Group Holdings, Inc.            Common     785905100   60021000   1300000     X                            1300000
Sepracor Inc.                         Common     817315104    1513600     47300     X                              47300
Sonic Automotive Inc.             Class A Common 83545G102     226200     29000     X                              29000
Speedway Motorsports Inc.             Common     847788106     278200     10700     X                              10700
Station Casinos Inc.                  Common     857689103   44245859   3203900     X                            3203900
Travelocity.com Inc.                  Common     893953109   14075948    950275     X                             950275
Triah Hospital Inc.                   Common     89579K109    1375775     48700     X                              48700
Tweeter Home Entertainment Group      Common     901167106    1245069     64055     X                              64055
US Oncology Inc.                      Common     90338W103    5543688    682300     X                             682300
United Therapeutics Corporation       Common     91307C102    2615625    150000     X                             150000
WABTEC Corporation                    Common     929740108    1219200     96000     X                              96000
XM Satellite Radio Holdings Inc.  Class A Common 983759101    3468750    500000     X                             500000
Young Broadcasting Inc.           Class A Common 987434107    7655500    244000     X                             244000
Zixit Corporation                     Common     989748100     498516     70900     X                              70900
